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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MetLife Investment Funds Management LLC
Address: 400 Atrium Drive
         Somerset, NJ 08873

13F File Number: 028-11541

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John F. Guthrie
Title: Vice President
Phone: 617-578-2051

Signature, Place, and Date of Signing:

/s/ John F. Guthrie

John F. Guthrie   Boston, Massachusetts   November 6, 2006


Report Type (Check only one.):

[ ]       13F HOLDINGS REPORT.

[x]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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
Name                                        13F File Number
                                            ---------------
AXA                                               028-03570
OppenheimerFunds, Inc.                            028-00203
State Street Corporation                          028-00399
Oechsle International Advisors, LLC               028-07376
Delaware Management Business Trust                028-05267
Wellington Management Company, LLP                028-04557
Legg Mason, Inc.                                  028-01700
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